Derivative financial instruments (Details of derivative financial assets) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Details of derivative financial instruments [line items]
Derivative financial assets	¥ 722,211	¥ 184,733
Less: non-current portion	69,753	74,554
Current portion	652,458	110,179
Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets	669,959	184,458
Less: non-current portion	20,516	74,551
Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets	52,252	275
Less: non-current portion	¥ 49,237	¥ 3